Financial Risk Management - Summary of Derivatives on Financial Liabilities-Contractually Expected Interest Flows (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives-net (receipts) disbursements	€ (9,061)
Total net (receipts) disbursements	(1,527)
Hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	3,874
Receipts	(5,498)
Derivatives-net (receipts) disbursements	(1,624)
Non-hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	132
Receipts	(35)
Derivatives-net (receipts) disbursements	97
Later than six months and not later than one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives-net (receipts) disbursements	(1,013)
Total net (receipts) disbursements	(122)
Later than six months and not later than one year [member] | Hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	350
Receipts	(499)
Derivatives-net (receipts) disbursements	(149)
Later than six months and not later than one year [member] | Non-hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	39
Receipts	(12)
Derivatives-net (receipts) disbursements	27
2020 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives-net (receipts) disbursements	(870)
Total net (receipts) disbursements	(106)
2020 [member] | Hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	298
Receipts	(424)
Derivatives-net (receipts) disbursements	(126)
2020 [member] | Non-hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	27
Receipts	(7)
Derivatives-net (receipts) disbursements	20
2021 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives-net (receipts) disbursements	(788)
Total net (receipts) disbursements	(113)
2021 [member] | Hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	297
Receipts	(424)
Derivatives-net (receipts) disbursements	(127)
2021 [member] | Non-hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	18
Receipts	(4)
Derivatives-net (receipts) disbursements	14
2022 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives-net (receipts) disbursements	(729)
Total net (receipts) disbursements	(115)
2022 [member] | Hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	297
Receipts	(424)
Derivatives-net (receipts) disbursements	(127)
2022 [member] | Non-hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	16
Receipts	(4)
Derivatives-net (receipts) disbursements	12
2023 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives-net (receipts) disbursements	(653)
Total net (receipts) disbursements	(118)
2023 [member] | Hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	289
Receipts	(414)
Derivatives-net (receipts) disbursements	(125)
2023 [member] | Non-hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	9
Receipts	(2)
Derivatives-net (receipts) disbursements	7
Beyond 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives-net (receipts) disbursements	(5,008)
Total net (receipts) disbursements	(953)
Beyond 5 years [member] | Hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	2,343
Receipts	(3,313)
Derivatives-net (receipts) disbursements	(970)
Beyond 5 years [member] | Non-hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	23
Receipts	(6)
Derivatives-net (receipts) disbursements	€ 17